UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Toscafund Asset Management LLP

Address:   7th Floor
           90 Long Acre
           London, WC2E 9RA


Form 13F File Number: 28-13207


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Lord
Title:  Partner
Phone:  +44 207 845 6100

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Lord                    London                             8/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      125,724
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORP.              COM            060505104   19,400 1,350,000          SOLE       NONE     Sole      0    0
CITIGROUP INC                      COM            172967101   11,656 3,100,000          SOLE       NONE     Sole      0    0
FORD MOTOR CO.                     COM            345370860      151    15,000          SOLE       NONE     Sole      0    0
HARTFORD FINANCIAL SERVICES GROUP  COM            416515104    9,737   440,000          SOLE       NONE     Sole      0    0
JPMORGAN CHASE & CO.               COM            46625H100   10,617   290,000          SOLE       NONE     Sole      0    0
LAS VEGAS SANDS CORP.              COM            517834107    8,856   400,000          SOLE       NONE     Sole      0    0
LONGTOP FINANCIAL TECHNOLOGIES LTD ADR            54318P108    9,750   300,000          SOLE       NONE     Sole      0    0
MASTERCARD INC.                    A              57636Q104    8,979    45,000          SOLE       NONE     Sole      0    0
PHOENIX COMPANIES INC.             COM            71902E109   19,266 8,919,379          SOLE       NONE     Sole      0    0
SLM CORP.                          COM            78442P106    9,351   900,000          SOLE       NONE     Sole      0    0
WESTERN UNION CO.                  COM            959802109    8,946   600,000          SOLE       NONE     Sole      0    0
WILLIS GROUP HOLDINGS LTD          COM            G96655108    9,015   300,000          SOLE       NONE     Sole      0    0


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